JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 81.7%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	42,879	15,442,872

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	258,087	46,997,643

Banks — 1.7%
Regions Financial Corp.	341,432	7,275,916
Truist Financial Corp.	126,288	7,406,791
US Bancorp	476,039	28,295,758
Wells Fargo & Co.	478,815	22,221,804

		65,200,269

Beverages — 2.9%
Coca-Cola Co. (The)	869,178	45,605,770
Constellation Brands, Inc., Class A	74,998	15,801,328
PepsiCo, Inc.	319,931	48,120,822

		109,527,920

Biotechnology — 2.7%
AbbVie, Inc.	448,534	48,383,362
Biogen, Inc.*	24,017	6,796,571
Regeneron Pharmaceuticals, Inc.*	38,729	23,438,016
Vertex Pharmaceuticals, Inc.*	132,220	23,983,386

		102,601,335

Building Products — 1.3%
Trane Technologies plc	291,040	50,248,056

Capital Markets — 2.1%
Intercontinental Exchange, Inc.	286,661	32,914,416
S&P Global, Inc.	110,381	46,899,783

		79,814,199

Chemicals — 2.3%
Corteva, Inc.	501,764	21,114,229
Eastman Chemical Co.	125,738	12,666,846
Linde plc (United Kingdom)	84,917	24,912,950
PPG Industries, Inc.	209,006	29,889,948

		88,583,973

Containers & Packaging — 0.7%
Avery Dennison Corp.	125,833	26,073,856

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B*	134,204	36,629,640

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	701,065	37,864,521

Electric Utilities — 3.7%
Duke Energy Corp.	326,592	31,872,113
Evergy, Inc.	366,432	22,792,071
NextEra Energy, Inc.	563,518	44,247,433
Xcel Energy, Inc.	705,213	44,075,813

		142,987,430

Electrical Equipment — 1.0%
Eaton Corp. plc	246,725	36,838,510

Entertainment — 0.9%
Netflix, Inc.*	56,136	34,262,046

Equity Real Estate Investment Trusts (REITs) — 2.8%
Equinix, Inc.	33,365	26,362,688
Prologis, Inc.	270,080	33,876,134
Public Storage	82,512	24,514,315
Sun Communities, Inc.	117,684	21,783,308

		106,536,445

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	66,502	29,882,674
Walmart, Inc.	245,074	34,158,414

		64,041,088

Food Products — 2.4%
Hershey Co. (The)	271,787	45,999,950
Mondelez International, Inc., Class A	806,643	46,930,489

		92,930,439

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	256,644	11,135,783
Medtronic plc	209,589	26,271,981

		37,407,764

Health Care Providers & Services — 1.7%
Anthem, Inc.	49,401	18,416,693
UnitedHealth Group, Inc.	117,885	46,062,385

		64,479,078

Household Products — 2.4%
Kimberly-Clark Corp.	316,978	41,980,566
Procter & Gamble Co. (The)	348,588	48,732,603

		90,713,169

Insurance — 4.3%
Arthur J Gallagher & Co.	287,932	42,801,092
Chubb Ltd.	244,914	42,487,680
Hartford Financial Services Group, Inc. (The)	241,667	16,977,107
Progressive Corp. (The)	506,543	45,786,422
Travelers Cos., Inc. (The)	96,441	14,659,996

		162,712,297

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A*	22,650	60,555,228
Facebook, Inc., Class A*	106,738	36,225,810

		96,781,038

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	15,856	52,087,594

IT Services — 4.8%
Accenture plc, Class A	188,874	60,424,570
Automatic Data Processing, Inc.	149,280	29,844,058
Mastercard, Inc., Class A	140,840	48,967,251
Visa, Inc., Class A	204,413	45,532,996

		184,768,875

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	94,650	54,076,385

Machinery — 2.6%
Deere & Co.	141,824	47,520,968
Otis Worldwide Corp.	91,686	7,543,924
Stanley Black & Decker, Inc.	249,255	43,696,894

		98,761,786

Media — 2.0%
Charter Communications, Inc., Class A*	40,575	29,520,747
Comcast Corp., Class A	837,333	46,832,035

		76,352,782

Multiline Retail — 2.2%
Dollar General Corp.	138,436	29,367,813
Target Corp.	242,860	55,559,082

		84,926,895

Multi-Utilities — 3.0%
CenterPoint Energy, Inc.	1,000,492	24,612,103

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
DTE Energy Co.	548,514	61,274,499
WEC Energy Group, Inc.	323,769	28,556,426

		114,443,028

Oil, Gas & Consumable Fuels — 0.8%
TC Energy Corp. (Canada)	622,069	29,915,298

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	15,441	4,631,219

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	792,191	46,873,941
Eli Lilly & Co.	234,961	54,287,739
Johnson & Johnson	293,293	47,366,820
Merck & Co., Inc.	583,645	43,837,576

		192,366,076

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	263,734	20,927,293

Road & Rail — 3.5%
Norfolk Southern Corp.	196,780	47,079,615
Old Dominion Freight Line, Inc.	200,605	57,369,018
Union Pacific Corp.	152,918	29,973,457

		134,422,090

Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc.	136,834	22,916,958
Texas Instruments, Inc.	168,890	32,462,347

		55,379,305

Software — 4.0%
Adobe, Inc.*	25,594	14,734,978
Intuit, Inc.	112,828	60,871,834
Microsoft Corp.	212,167	59,814,120
Oracle Corp.	200,305	17,452,575

		152,873,507

Specialty Retail — 3.0%
Best Buy Co., Inc.	143,261	15,144,120
Lowe’s Cos., Inc.	249,053	50,522,892
O’Reilly Automotive, Inc.*	82,449	50,381,286

		116,048,298

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	121,190	17,148,385
Seagate Technology Holdings plc	178,314	14,714,471

		31,862,856

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	254,384	36,944,188

Tobacco — 0.9%
Altria Group, Inc.	342,295	15,581,268
Philip Morris International, Inc.	203,164	19,257,916

		34,839,184

Trading Companies & Distributors — 0.3%
WW Grainger, Inc.	25,078	9,857,159

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.*	335,301	42,838,056

TOTAL COMMON STOCKS (Cost $3,095,858,928)		3,116,995,462

	Principal
	Amount ($)
EQUITY-LINKED NOTES — 16.5%
Barclays Bank plc, ELN, 37.55%, 10/15/2021, (linked to S&P 500 Index)(a)	30,088	131,660,256
Citigroup Global Markets Holdings, Inc., ELN, 44.24%, 10/22/2021, (linked to S&P 500 Index)(a)	25,883	114,315,200
GS Finance Corp., ELN, 47.72%, 11/5/2021, (linked to S&P 500 Index)(a)	28,718	124,991,859
HSBC Bank USA, ELN, 49.95%, 10/29/2021, (linked to S&P 500 Index)(a)	32,842	143,991,177
Royal Bank of Canada, ELN, 35.01%, 10/8/2021, (linked to S&P 500 Index)(a)	26,533	115,194,747

TOTAL EQUITY-LINKED NOTES (Cost $638,997,530)		630,153,239

	Shares
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $64,629,795)	64,629,795	64,629,795

Total Investments — 99.9% (Cost $3,799,486,253)		3,811,778,496
Other Assets Less Liabilities — 0.1%		2,646,661

Net Assets — 100.0%		3,814,425,157

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	230	12/2021	USD	49,478,750	(1,093,379)

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,116,995,462	$—	$—	$3,116,995,462
Equity-Linked Notes	—	630,153,239	—	630,153,239
Short-Term Investments
Investment Companies	64,629,795	—	—	64,629,795

Total Investments in Securities	$3,181,625,257	$630,153,239	$—	$3,811,778,496

Depreciation in Other Financial Instruments
Futures Contracts	$(1,093,379)	$—	$—	$(1,093,379)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$26,638,228	$393,180,936	$355,189,369	$—	$—	$64,629,795	64,629,795	$2,432	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.